Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring provision [abstract]
Summary of Analysis of Costs Charged to Operating Profit From Continuing Operations
The analysis of the costs charged to operating profit under these programmes was as follows:

	2023 £m	2022 £m	2021 £m
Increase in provision for Major restructuring programmes (see Note 32)	172	138	321
Amount of provision reversed unused (see Note 32)	(55)	(111)	(140)
Impairment losses recognised	33	122	14
Other non-cash charges/(credit)	86	(7)	25
Other cash costs	146	179	204
	382	321	424

Summary of Major Restructuring Charges From Continuing Operations
The analysis of Major restructuring charges by programme was as follows:

	2023
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	199	117	316
Significant acquisitions	65	1	66
Legacy programmes	(1)	1	–
	263	119	382

	2022
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	177	110	287
Significant acquisitions	20	–	20
Legacy programmes	9	5	14
	206	115	321

Summary of Major Restructuring Charges from Continuing Operations by Income Statement
The analysis of Major restructuring charges by income statement line was as follows:

	2023 £m	2022 £m	2021 £m
Cost of sales	164	102	102
Selling, general and administration	216	180	277
Research and development	2	39	45
	382	321	424